UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-03651

___________________Touchstone Strategic Trust-December Funds___________________

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
___________________Cincinnati, Ohio 45202-4203___________________

(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100
___________________Cincinnati, Ohio 45202-4203___________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

June 30, 2023 (Unaudited)
Semi-Annual Report
Touchstone Strategic Trust
Touchstone Anti-Benchmark® US Core Equity Fund
Touchstone Dynamic Allocation Fund
Touchstone Sands Capital International Growth Fund

Page
Tabular Presentation of Portfolios of Investments	3
Portfolios of Investments:
Touchstone Anti-Benchmark® US Core Equity Fund	4-5
Touchstone Dynamic Allocation Fund	6
Touchstone Sands Capital International Growth Fund	7-8
Statements of Assets and Liabilities	9-10
Statements of Operations	11
Statements of Changes in Net Assets	12
Statements of Changes in Net Assets - Capital Stock Activity	14-15
Financial Highlights	16-17
Notes to Financial Statements	18-29
Other Items	30-31
Privacy Protection Policy	35
This report identifies the Funds' investments on June 30, 2023. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2023
The tables below provide each Fund’s geographic allocation and/or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Anti-Benchmark® US Core Equity Fund

Sector Allocation*(% of Net Assets)
Health Care	28.3%
Consumer Staples	27.8
Communication Services	10.4
Information Technology	10.1
Energy	6.8
Consumer Discretionary	4.4
Financials	3.5
Materials	2.9
Utilities	2.1
Industrials	2.0
Real Estate	0.2
Short-Term Investment Fund	1.7
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%
Touchstone Dynamic Allocation Fund

Sector Allocation*(% of Net Assets)
Affiliated Mutual Funds
Equity Funds	61.5%
Fixed Income Funds	37.6
Short-Term Investment Fund	0.8
Other Assets/Liabilities (Net)	0.1
Total	100.0%
Touchstone Sands Capital International Growth Fund

Geographic Allocation(% of Net Assets)
Common Stocks
Japan	16.4%
Netherlands	11.7
Switzerland	10.2
United States	8.6
India	7.6
Brazil	7.4
Sweden	5.9
Germany	5.0
Italy	4.9
Canada	3.4
Taiwan	3.3
Poland	3.2
Denmark	3.0
France	2.4
United Kingdom	2.4
Singapore	1.8
Short-Term Investment Fund	2.2
Other Assets/Liabilities (Net)	0.6
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Anti-Benchmark® US Core Equity Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.5%
	Health Care — 28.3%
2,444	AbbVie, Inc.	$ 329,280
1,259	Alnylam Pharmaceuticals, Inc.*	239,134
4,448	Baxter International, Inc.	202,651
447	Biogen, Inc.*	127,328
4,693	Bristol-Myers Squibb Co.	300,117
551	Edwards Lifesciences Corp.*	51,976
1,087	Eli Lilly & Co.	509,781
684	Humana, Inc.	305,837
2,331	Johnson & Johnson	385,827
252	McKesson Corp.	107,682
4,376	Merck & Co., Inc.	504,947
1,871	Moderna, Inc.*	227,327
1,086	Neurocrine Biosciences, Inc.*	102,410
12,430	Pfizer, Inc.	455,932
298	Regeneron Pharmaceuticals, Inc.*	214,125
165	Sarepta Therapeutics, Inc.*	18,896
1,940	United Therapeutics Corp.*	428,255
304	UnitedHealth Group, Inc.	146,115
		4,657,620
	Consumer Staples — 27.8%
1,676	BJ's Wholesale Club Holdings, Inc.*	105,605
4,555	Campbell Soup Co.	208,209
2,985	Church & Dwight Co., Inc.	299,187
3,033	Clorox Co. (The)	482,368
6,650	Conagra Brands, Inc.	224,238
232	Dollar General Corp.	39,389
2,372	Dollar Tree, Inc.*	340,382
5,858	General Mills, Inc.	449,309
580	Hershey Co. (The)	144,826
10,446	Hormel Foods Corp.	420,138
2,854	J M Smucker Co. (The)	421,450
7,161	Kellogg Co.	482,651
1,787	Kimberly-Clark Corp.	246,713
6,451	Kraft Heinz Co. (The)	229,011
10,404	Kroger Co. (The)	488,988
		4,582,464
	Communication Services — 10.4%
364	Alphabet, Inc. - Class C*	44,033
350	Alphabet, Inc. - Class A*	41,895
10,978	AT&T, Inc.	175,099
1,011	Meta Platforms, Inc. - Class A*	290,137
3,450	ROBLOX Corp. - Class A*	139,035
16,288	Snap, Inc. - Class A*	192,850
2,850	Take-Two Interactive Software, Inc.*	419,406
11,281	Verizon Communications, Inc.	419,540
		1,721,995
	Information Technology — 10.1%
116	Apple, Inc.	22,501
254	Crowdstrike Holdings, Inc.*	37,305
291	Enphase Energy, Inc.*	48,737
850	EPAM Systems, Inc.*	191,037
1,382	First Solar, Inc.*	262,704
18,758	Gen Digital, Inc.	347,961
453	International Business Machines Corp.	60,616
156	Microsoft Corp.	53,124
203	NVIDIA Corp.	85,873
729	Okta, Inc.*	50,556
292	Oracle Corp.	34,774
1,432	Palantir Technologies, Inc. - Class A*	21,953
592	Palo Alto Networks, Inc.*	151,262
Shares		Market Value

	Information Technology — (Continued)
336	Snowflake, Inc. - Class A*	$ 59,129
440	SolarEdge Technologies, Inc.*	118,382
490	Super Micro Computer, Inc.*	122,133
		1,668,047
	Energy — 6.8%
2,003	Baker Hughes Co.	63,315
557	Cheniere Energy, Inc.	84,864
385	Chevron Corp.	60,580
1,066	Diamondback Energy, Inc.	140,030
1,030	EOG Resources, Inc.	117,873
3,217	Occidental Petroleum Corp.	189,159
427	Pioneer Natural Resources	88,466
7,111	Schlumberger NV	349,292
202	Valero Energy Corp.	23,695
		1,117,274
	Consumer Discretionary — 4.4%
354	Burlington Stores, Inc.*	55,716
5,463	Las Vegas Sands Corp.*	316,854
6,348	Yum China Holdings, Inc. (China)	358,662
		731,232
	Financials — 3.5%
1,318	Cboe Global Markets, Inc.	181,897
265	CME Group, Inc.	49,102
1,965	Fidelity National Information Services, Inc.	107,485
146	First Citizens BancShares, Inc. - Class A	187,384
309	RenaissanceRe Holdings Ltd. (Bermuda)	57,635
		583,503
	Materials — 2.9%
517	CF Industries Holdings, Inc.	35,890
10,246	Newmont Corp.	437,095
		472,985
	Utilities — 2.1%
2,516	Consolidated Edison, Inc.	227,447
6,508	PG&E Corp.*	112,458
		339,905
	Industrials — 2.0%
2,126	CH Robinson Worldwide, Inc.	200,588
2,925	Uber Technologies, Inc.*	126,272
		326,860
	Real Estate — 0.2%
470	Welltower, Inc. REIT	38,018
	Total Common Stocks	$16,239,903
	Short-Term Investment Fund — 1.7%
279,413	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	279,413
	Total Investment Securities—100.2% (Cost $14,272,463)	$16,519,316
	Liabilities in Excess of Other Assets — (0.2%)	(31,063)
	Net Assets — 100.0%	$16,488,253
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
REIT – Real Estate Investment Trust

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$16,239,903	$—	$—	$16,239,903
Short-Term Investment Fund	279,413	—	—	279,413
Total	$16,519,316	$—	$—	$16,519,316
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dynamic Allocation Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Affiliated Mutual Funds∞^~ — 99.1%
	Equity Funds — 61.5%
174,898	Touchstone Growth Opportunities Fund	$ 7,097,379
28,700	Touchstone Mid Cap Fund	1,391,102
569,711	Touchstone Non-US ESG Equity	13,120,438
190,168	Touchstone Sands Capital Emerging Markets Growth Fund*	2,630,026
296,284	Touchstone Sands Capital Select Growth Fund*	3,780,590
19,861	Touchstone Small Cap Value Fund	650,253
1,090,134	Touchstone Value Fund	11,195,675
		39,865,463
	Fixed Income Funds — 37.6%
811,666	Touchstone Active Bond Fund	7,475,448
348,351	Touchstone High Yield Fund	2,563,862
1,389,888	Touchstone Impact Bond Fund	12,383,899
213,370	Touchstone Ultra Short Duration Fixed Income Fund	1,924,599
		24,347,808
	Total Affiliated Mutual Funds	$64,213,271
	Short-Term Investment Fund — 0.8%
512,766	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	512,766
	Total Investment Securities—99.9% (Cost $63,390,612)	$64,726,037
	Other Assets in Excess of Liabilities — 0.1%	42,950
	Net Assets — 100.0%	$64,768,987
^	All affiliated underlying fund investments are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$64,213,271	$—	$—	$64,213,271
Short-Term Investment Fund	512,766	—	—	512,766
Total	$64,726,037	$—	$—	$64,726,037
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital International Growth Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.2%
	Japan — 16.4%
	Health Care — 2.1%
20,800	M3, Inc.	$ 453,536
	Industrials — 6.7%
31,200	MonotaRO Co. Ltd.	398,437
62,300	Nihon M&A Center Holdings, Inc.	479,336
17,700	Recruit Holdings Co. Ltd.	564,902
	Information Technology — 7.6%
2,250	Keyence Corp.	1,069,102
3,800	Lasertec Corp.	574,243
	Total Japan	3,539,556
	Netherlands — 11.7%
	Financials — 4.8%
598	Adyen NV, 144a*	1,035,538
	Information Technology — 6.9%
2,051	ASML Holding NV	1,486,462
	Total Netherlands	2,522,000
	Switzerland — 10.2%
	Health Care — 3.1%
1,117	Lonza Group AG	667,645
	Industrials — 3.5%
1,824	VAT Group AG, 144a	755,527
	Materials — 3.6%
2,703	Sika AG	774,141
	Total Switzerland	2,197,313
	United States — 8.6%
	Communication Services — 2.9%
8,233	Liberty Media Corp.-Liberty Formula One - Class C*	619,780
	Consumer Discretionary — 2.8%
5,900	Aptiv PLC*	602,331
	Information Technology — 2.9%
3,811	Atlassian Corp. - Class A*	639,524
	Total United States	1,861,635
	India — 7.6%
	Financials — 7.6%
8,627	Bajaj Finance Ltd.	755,605
12,734	HDFC Bank Ltd. ADR	887,560
	Total India	1,643,165
	Brazil — 7.4%
	Consumer Discretionary — 5.0%
905	MercadoLibre, Inc.*	1,072,063
	Industrials — 2.4%
66,100	WEG SA	522,096
	Total Brazil	1,594,159
	Sweden — 5.9%
	Industrials — 2.1%
20,791	AddTech AB - Class B	453,419
	Information Technology — 3.8%
67,118	Hexagon AB - Class B	825,573
	Total Sweden	1,278,992
	Germany — 5.0%
	Communication Services — 3.1%
10,613	CTS Eventim AG & Co. KGaA	671,231
Shares		Market Value

	Germany — (Continued)
	Consumer Discretionary — 1.9%
13,771	Zalando SE, 144a*	$ 397,145
	Total Germany	1,068,376
	Italy — 4.9%
	Consumer Discretionary — 2.6%
1,747	Ferrari NV	568,142
	Health Care — 2.3%
15,254	Stevanato Group SpA	493,924
	Total Italy	1,062,066
	Canada — 3.4%
	Information Technology — 3.4%
11,273	Shopify, Inc. - Class A*	728,236
	Taiwan — 3.3%
	Information Technology — 3.3%
6,944	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	700,789
	Poland — 3.2%
	Consumer Staples — 3.2%
5,864	Dino Polska SA, 144a*	685,111
	Denmark — 3.0%
	Health Care — 3.0%
1,732	Genmab A/S*	656,355
	France — 2.4%
	Health Care — 2.4%
2,087	Sartorius Stedim Biotech	521,236
	United Kingdom — 2.4%
	Consumer Discretionary — 2.4%
31,919	Entain PLC	516,123
	Singapore — 1.8%
	Communication Services — 1.8%
6,770	Sea Ltd. ADR*	392,931
	Total Common Stocks	$20,968,043
	Short-Term Investment Fund — 2.2%
470,976	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	470,976
	Total Investment Securities — 99.4% (Cost $22,366,902)	$21,439,019
	Other Assets in Excess of Liabilities — 0.6%	133,128
	Net Assets — 100.0%	$21,572,147
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $2,873,321 or 13.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$3,539,556	$—	$3,539,556
Netherlands	1,486,462	1,035,538	—	2,522,000
Switzerland	—	2,197,313	—	2,197,313
United States	1,861,635	—	—	1,861,635
India	887,560	755,605	—	1,643,165
Brazil	1,594,159	—	—	1,594,159
Sweden	—	1,278,992	—	1,278,992
Germany	—	1,068,376	—	1,068,376
Italy	1,062,066	—	—	1,062,066
Canada	728,236	—	—	728,236
Taiwan	700,789	—	—	700,789
Poland	—	685,111	—	685,111
Denmark	—	656,355	—	656,355
France	—	521,236	—	521,236
United Kingdom	—	516,123	—	516,123
Singapore	392,931	—	—	392,931
Short-Term Investment Fund	470,976	—	—	470,976
Total	$9,184,814	$12,254,205	$—	$21,439,019
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2023 (Unaudited)
	Touchstone Anti- Benchmark® US Core Equity Fund	Touchstone Dynamic Allocation Fund	Touchstone Sands Capital International Growth Fund
Assets
Affiliated securities, at cost	$—	$62,877,846	$—
Non-affiliated securities, at cost	14,272,463	512,766	22,366,902
Affiliated securities, at market value	$—	$64,213,271	$—
Non-affiliated securities, at market value	16,519,316	512,766	21,439,019
Foreign currency †	—	—	12,139
Dividends and interest receivable	11,836	—	8,990
Receivable for capital shares sold	447	2,638	324
Receivable for investments sold	—	140,000	159,873
Receivable for securities lending income	39	—	—
Tax reclaim receivable	—	—	11,476
Other assets	23,795	14,941	5,791
Total Assets	16,555,433	64,883,616	21,637,612

Liabilities
Deferred foreign capital gains tax	—	—	1,077
Payable for capital shares redeemed	15,011	21,505	—
Payable for investments purchased	—	—	13,562
Payable to Investment Adviser	—	367	—
Payable to other affiliates	3,396	8,841	4,048
Payable to Trustees	19,363	19,363	19,363
Payable for professional services	12,401	11,697	12,280
Payable for reports to shareholders	3,179	2,898	2,805
Payable for transfer agent services	12,220	48,403	4,433
Other accrued expenses and liabilities	1,610	1,555	7,897
Total Liabilities	67,180	114,629	65,465
Net Assets	$16,488,253	$64,768,987	$21,572,147
Net assets consist of:
Paid-in capital	15,911,942	67,602,010	41,248,618
Distributable earnings (deficit)	576,311	(2,833,023)	(19,676,471)
Net Assets	$16,488,253	$64,768,987	$21,572,147
†Cost of foreign currency:	$—	$—	$12,090
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Anti- Benchmark® US Core Equity Fund	Touchstone Dynamic Allocation Fund	Touchstone Sands Capital International Growth Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$4,599,177	$60,607,247	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	449,421	5,391,349	—
Net asset value price per share*	$10.23	$11.24	$—
Maximum sales charge - Class A shares	5.00%	5.00%	—
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.77	$11.83	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$634,331	$1,189,470	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	72,622	110,328	—
Net asset value and offering price per share**	$8.73	$10.78	$—

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$11,187,736	$2,972,270	$2,150,853
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,072,400	261,423	322,224
Net asset value, offering price and redemption price per share	$10.43	$11.37	$6.68

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$67,009	$—	$2,668,225
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,234	—	398,107
Net asset value, offering price and redemption price per share	$10.75	$—	$6.70

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$16,753,069
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	2,500,250
Net asset value, offering price and redemption price per share	$—	$—	$6.70
*	There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended June 30, 2023 (Unaudited)
	Touchstone Anti- Benchmark® US Core Equity Fund	Touchstone Dynamic Allocation Fund	Touchstone Sands Capital International Growth Fund
Investment Income
Dividends from affiliated securities	$—	$527,563	$—
Dividends from non-affiliated securities*	211,362	53,073	109,670
Income from securities loaned	158	—	—
Total Investment Income	211,520	580,636	109,670
Expenses
Investment advisory fees	36,254	79,577	86,062
Administration fees	14,339	44,060	14,891
Compliance fees and expenses	1,807	1,807	1,807
Custody fees	3,521	1,939	5,753
Professional fees	12,213	11,778	20,931
Transfer Agent fees, Class A	3,942	30,156	—
Transfer Agent fees, Class C	430	986	—
Transfer Agent fees, Class Y	4,555	1,735	880
Transfer Agent fees, Institutional Class	29	—	1,477
Transfer Agent fees, Class R6	—	—	15
Registration fees, Class A	7,690	10,034	—
Registration fees, Class C	6,622	6,224	—
Registration fees, Class Y	8,439	4,326	6,425
Registration fees, Institutional Class	4,582	—	8,345
Registration fees, Class R6	—	—	3,324
Reports to Shareholders, Class A	1,762	4,932	—
Reports to Shareholders, Class C	1,366	1,674	—
Reports to Shareholders, Class Y	1,914	1,573	1,520
Reports to Shareholders, Institutional Class	1,305	—	1,661
Reports to Shareholders, Class R6	—	—	1,493
Distribution expenses, Class A	6,051	74,320	—
Distribution and shareholder servicing expenses, Class C	3,740	6,053	—
Trustee fees	12,944	12,944	12,944
Other expenses	10,968	22,696	15,537
Total Expenses	144,473	316,814	183,065
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(80,515)	(160,048)	(92,245)
Net Expenses	63,958	156,766	90,820
Net Investment Income (Loss)	147,562	423,870	18,850
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments in non-affiliated securities	577,072	20	(356,306)
Net realized loss on investments in affiliated securities	—	(3,177,123)	—
Net realized losses on foreign currency transactions	—	—	(484)
Net change in unrealized appreciation (depreciation) on investments in non-affiliated securities†	(870,226)	—	2,969,758
Net change in unrealized appreciation (depreciation) on investments in affiliated securities	—	8,080,349	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	14
Net Realized and Unrealized Gains (Losses) on Investments	(293,154)	4,903,246	2,612,982
Change in Net Assets Resulting from Operations	$(145,592)	$5,327,116	$2,631,832
*Net of foreign tax withholding of:	$—	$—	$15,064
†Includes increase in deferred foreign capital gains tax of:	$—	$—	$1,077
(A)	See Note 4 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Anti- Benchmark® US Core Equity Fund		Touchstone Dynamic Allocation Fund		Touchstone Sands Capital International Growth Fund
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
From Operations
Net investment income (loss)	$147,562	$389,875	$423,870	$1,052,739	$18,850	$(45,539)
Net realized gains (losses) on investments, capital gain distributions received and foreign currency transactions	577,072	(450,071)	(3,177,103)	(773,387)	(356,790)	(17,485,380)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(870,226)	(2,637,373)	8,080,349	(13,953,580)	2,969,772	(1,756,205)
Change in Net Assets from Operations	(145,592)	(2,697,569)	5,327,116	(13,674,228)	2,631,832	(19,287,124)

Distributions to Shareholders:
Distributed earnings, Class A	—	(1,253,219)	(396,686)	(3,140,993)	—	—
Distributed earnings, Class C	—	(224,292)	(3,811)	(86,179)	—	—
Distributed earnings, Class Y	—	(2,967,089)	(23,410)	(175,632)	—	—
Distributed earnings, Institutional Class	—	(1,053,897)	—	—	—	—
Distributed earnings, Class R6	—	—	—	—	—	—
Total Distributions	—	(5,498,497)	(423,907)	(3,402,804)	—	—
Change in Net Assets from Share Transactions(A)	(6,095,578)	1,880,328	(2,963,807)	(5,055,174)	(593,588)	(23,993,590)

Total Increase (Decrease) in Net Assets	(6,241,170)	(6,315,738)	1,939,402	(22,132,206)	2,038,244	(43,280,714)

Net Assets
Beginning of period	22,729,423	29,045,161	62,829,585	84,961,791	19,533,903	62,814,617
End of period	$16,488,253	$22,729,423	$64,768,987	$62,829,585	$21,572,147	$19,533,903
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Anti- Benchmark® US Core Equity Fund				Touchstone Dynamic Allocation Fund
	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022		For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	11,108	$114,482	49,361	$583,698	38,227	$415,485	124,148	$1,423,148
Reinvestment of distributions	—	—	89,804	932,168	32,246	352,612	264,215	2,818,941
Cost of Shares redeemed	(57,487)	(591,378)	(82,021)	(1,015,294)	(303,969)	(3,313,991)	(681,497)	(7,789,260)
Change from Class A Share Transactions	(46,379)	(476,896)	57,144	500,572	(233,496)	(2,545,894)	(293,134)	(3,547,171)
Class C
Proceeds from Shares issued	200	1,775	639	6,551	4,275	44,549	11,276	127,361
Reinvestment of distributions	—	—	25,120	223,567	354	3,707	8,298	85,275
Cost of Shares redeemed	(24,967)	(219,390)	(40,264)	(471,229)	(21,420)	(223,431)	(50,568)	(558,533)
Change from Class C Share Transactions	(24,767)	(217,615)	(14,505)	(241,111)	(16,791)	(175,175)	(30,994)	(345,897)
Class Y
Proceeds from Shares issued	82,593	871,870	9,224	116,563	7,512	83,191	46,298	527,132
Reinvestment of distributions	—	—	239,189	2,528,230	1,948	21,539	15,163	164,100
Cost of Shares redeemed	(160,808)	(1,686,138)	(163,205)	(2,054,900)	(31,624)	(347,468)	(158,348)	(1,853,338)
Change from Class Y Share Transactions	(78,215)	(814,268)	85,208	589,893	(22,164)	(242,738)	(96,887)	(1,162,106)
Institutional Class
Proceeds from Shares issued	—	—	9,198	120,021	—	—	—	—
Reinvestment of distributions	—	—	97,673	1,053,897	—	—	—	—
Cost of Shares redeemed	(429,879)	(4,586,799)	(10,665)	(142,944)	—	—	—	—
Change from Institutional Class Share Transactions	(429,879)	(4,586,799)	96,206	1,030,974	—	—	—	—
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	(579,240)	$(6,095,578)	224,053	$1,880,328	(272,451)	$(2,963,807)	(421,015)	$(5,055,174)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Sands Capital International Growth Fund
For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022
Shares	Dollars	Shares	Dollars

—	$—	—	$—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

72,747	465,998	183,817	1,244,762
—	—	—	—
(8,742)	(56,835)	(50,052)	(306,228)
64,005	409,163	133,765	938,534

10,898	69,406	701,127	5,286,759
—	—	—	—
(161,621)	(1,072,157)	(3,656,277)	(30,218,883)
(150,723)	(1,002,751)	(2,955,150)	(24,932,124)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(86,718)	$(593,588)	(2,821,385)	$(23,993,590)

Financial Highlights
Touchstone Anti-Benchmark® US Core Equity Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Return of capital	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
12/31/20(2)	$12.97	$0.02	$1.20	$1.22	$(0.15)	$ —	$—	$(0.15)	$14.04	9.41%(3)	$6,184	0.79%(4)	1.31%(4)	0.70%(4)	54%(3)(5)
12/31/21	14.04	0.11(6)	1.13	1.24	(0.28)	(0.22)	—	(0.50)	14.78	8.89	6,482	0.79	1.29	0.71	59
12/31/22	14.78	0.18(6)	(1.54)	(1.36)	—	(3.11)	—	(3.11)	10.31	(9.34)	5,113	0.79	1.51	1.41	85
06/30/23(7)	10.31	0.06(6)	(0.14)	(0.08)	—	—	—	—	10.23	(0.78)(3)	4,599	0.79(4)	1.69(4)	1.25(4)	33(3)
Class C
12/31/20(2)	$11.57	$—(8)	$1.07	$1.07	$—	$ —	$—	$—	$12.64	9.25%(3)	$1,969	1.54%(4)	2.22%(4)	(0.05)%(4)	54%(3)(5)
12/31/21	12.64	(—)(6)(8)	1.00	1.00	(0.18)	(0.22)	—	(0.40)	13.24	8.05	1,482	1.54	2.44	(0.04)	59
12/31/22	13.24	0.08(6)	(1.38)	(1.30)	—	(3.11)	—	(3.11)	8.83	(9.99)	860	1.54	3.08	0.66	85
06/30/23(7)	8.83	0.02(6)	(0.12)	(0.10)	—	—	—	—	8.73	(1.13)(3)	634	1.54(4)	4.14(4)	0.50(4)	33(3)
Class Y
09/30/19(9)(10)	$11.22	$0.10	$0.63	$0.73	$(0.07)	$ —	$—	$(0.07)	$11.88	6.57%(3)	$52	0.54%(4)	110.89%(4)	2.10%(4)	137%(3)(11)
09/30/20(9)	11.88	0.29	1.44	1.73	(0.38)	(0.17)	(0.01)	(0.56)	13.05	14.63	159	0.54	9.63	1.91	73
12/31/20(9)(12)(13)	13.05	0.04	1.30	1.34	(0.19)	—	—	(0.19)	14.20	10.23(3)	17,411	0.54(4)	1.04(4)	0.92(4)	54(3)(5)
12/31/21	14.20	0.15(6)	1.14	1.29	(0.32)	(0.22)	—	(0.54)	14.95	9.14	15,924	0.54	0.85	0.96	59
12/31/22	14.95	0.22(6)	(1.56)	(1.34)	—	(3.11)	—	(3.11)	10.50	(9.10)	12,081	0.54	1.09	1.66	85
06/30/23(7)	10.50	0.08(6)	(0.15)	(0.07)	—	—	—	—	10.43	(0.67)(3)	11,188	0.54(4)	1.15(4)	1.50(4)	33(3)
Institutional Class
09/30/19(9)(10)	$11.36	$0.22	$0.52	$0.74	$(0.07)	$ —	$—	$(0.07)	$12.03	6.59%(3)	$26,648	0.44%(4)	0.85%(4)	2.21%(4)	137%(3)(11)
09/30/20(9)	12.03	0.25	1.53	1.78	(0.41)	(0.17)	(0.01)	(0.59)	13.22	14.77	30,585	0.44	0.77	2.01	73
12/31/20(9)(12)(13)	13.22	0.04	1.31	1.35	(—)(8)	—	—	—	14.57	10.22(3)	23,061	0.44(4)	0.82(4)	1.02(4)	54(3)(5)
12/31/21	14.57	0.17(6)	1.16	1.33	(0.51)	(0.22)	—	(0.73)	15.17	9.17	5,158	0.44	0.72	1.06	59
12/31/22	15.17	0.24(6)	(1.58)	(1.34)	—	(3.11)	—	(3.11)	10.72	(8.96)	4,675	0.44	1.09	1.76	85
06/30/23(7)	10.72	0.09(6)	(0.06)	0.03	—	—	—	—	10.75	0.28(3)	67	0.44(4)	1.22(4)	1.60(4)	33(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Represents the period from commencement of operations (October 2, 2020) through December 31, 2020.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Dynamic Equity Fund merger on October 2, 2020. If these transactions were included, portfolio turnover would have been higher.
(6)	The net investment income (loss) per share was based on average shares outstanding for the period.
(7)	Unaudited.
(8)	Less than $0.005 per share.
(9)	During the three months ended December 31, 2020, the Fund effected the following reverse stock split effective the close of business October 2, 2020: 0.8911 for 1 for Class Y shares and 0.8799 for 1 for Institutional Class shares. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(10)	Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.
(11)	Portfolio turnover excludes securities received from processing a subscription-in-kind.
(12)	Represents the three months ended December 31, 2020.
(13)	The Fund changed its fiscal year end from September 30 to December 31.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dynamic Allocation Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
12/31/18	$12.56	$0.20	$(1.16)	$(0.96)	$(0.26)	$ (0.71)	$(0.97)	$10.63	(7.91)%	$54,871	0.49%	0.92%	1.57%	40%
12/31/19	10.63	0.21	1.68	1.89	(0.26)	(0.20)	(0.46)	12.06	17.95	77,001	0.49	0.94	1.77	38
12/31/20	12.06	0.16	1.41	1.57	(0.19)	(0.20)	(0.39)	13.24	13.09	81,624	0.49	0.91	1.26	33
12/31/21	13.24	0.17	0.50	0.67	(0.33)	(0.42)	(0.75)	13.16	5.11	77,866	0.49	0.88	1.26	20
12/31/22	13.16	0.17(3)	(2.35)	(2.18)	(0.29)	(0.28)	(0.57)	10.41	(16.59)	58,573	0.49	1.00	1.50	60
06/30/23(4)	10.41	0.07(3)	0.83	0.90	(0.07)	—	(0.07)	11.24	8.70(5)	60,607	0.49(6)	0.95(6)	1.33(6)	36(5)
Class C
12/31/18	$12.28	$0.11	$(1.13)	$(1.02)	$(0.17)	$ (0.71)	$(0.88)	$10.38	(8.55)%	$24,897	1.24%	1.68%	0.82%	40%
12/31/19	10.38	0.25	1.51	1.76	(0.14)	(0.20)	(0.34)	11.80	17.01	5,250	1.24	1.90	1.02	38
12/31/20	11.80	0.25	1.20	1.45	(0.10)	(0.20)	(0.30)	12.95	12.28	3,015	1.24	2.03	0.51	33
12/31/21	12.95	0.08	0.48	0.56	(0.22)	(0.42)	(0.64)	12.87	4.34	2,035	1.24	2.33	0.51	20
12/31/22	12.87	0.08(3)	(2.29)	(2.21)	(0.39)	(0.28)	(0.67)	9.99	(17.18)	1,270	1.24	2.72	0.75	60
06/30/23(4)	9.99	0.03(3)	0.79	0.82	(0.03)	—	(0.03)	10.78	8.25(5)	1,189	1.24(6)	3.02(6)	0.58(6)	36(5)
Class Y
12/31/18	$12.67	$0.27	$(1.21)	$(0.94)	$(0.29)	$ (0.71)	$(1.00)	$10.73	(7.69)%	$5,525	0.24%	0.85%	1.82%	40%
12/31/19	10.73	0.31	1.64	1.95	(0.29)	(0.20)	(0.49)	12.19	18.35	4,060	0.24	0.97	2.02	38
12/31/20	12.19	0.17	1.42	1.59	(0.21)	(0.20)	(0.41)	13.37	13.23	4,735	0.24	0.88	1.51	33
12/31/21	13.37	0.21	0.51	0.72	(0.37)	(0.42)	(0.79)	13.30	5.39	5,061	0.24	0.87	1.51	20
12/31/22	13.30	0.20(3)	(2.37)	(2.17)	(0.32)	(0.28)	(0.60)	10.53	(16.34)	2,987	0.24	0.99	1.75	60
06/30/23(4)	10.53	0.09(3)	0.84	0.93	(0.09)	—	(0.09)	11.37	8.83(5)	2,972	0.24(6)	1.06(6)	1.58(6)	36(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Ratio does not include expenses of the underlying funds.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
Touchstone Sands Capital International Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value at end of period	Total return	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class Y
12/31/21(1)	$10.00	$(0.03)	$0.27	$0.24	$10.24	2.40%(2)	$1,274	0.98%(3)	2.57%(3)	(0.67)%(3)	18%(2)
12/31/22	10.24	(0.02)(4)	(4.33)	(4.35)	5.89	(42.48)	1,521	0.98	2.25	(0.29)	50
06/30/23(5)	5.89	—(4)(6)	0.79	0.79	6.68	13.41(2)	2,151	0.98(3)	2.37(3)	0.04(3)	15(2)
Institutional Class
12/31/21(1)	$10.00	$(0.02)	$0.27	$0.25	$10.25	2.50%(2)	$35,915	0.88%(3)	1.36%(3)	(0.57)%(3)	18%(2)
12/31/22	10.25	(0.01)(4)	(4.33)	(4.34)	5.91	(42.34)	3,244	0.88	1.83	(0.19)	50
06/30/23(5)	5.91	—(4)(6)	0.79	0.79	6.70	13.37(2)	2,668	0.88(3)	2.13(3)	0.14(3)	15(2)
Class R6
12/31/21(1)	$10.00	$(0.04)	$0.29	$0.25	$10.25	2.50%(2)	$25,625	0.82%(3)	1.25%(3)	(0.51)%(3)	18%(2)
12/31/22	10.25	(0.01)(4)	(4.33)	(4.34)	5.91	(42.34)	14,769	0.82	1.41	(0.13)	50
06/30/23(5)	5.91	0.01(4)	0.78	0.79	6.70	13.37(2)	16,753	0.82(3)	1.53(3)	0.20(3)	15(2)
(1)	Represents the period from commencement of operations (March 8, 2021) through December 31, 2021.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Unaudited.
(6)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2023 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of nineteen funds, including the following three funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Anti-Benchmark® US Core Equity Fund ("Anti-Benchmark® US Core Equity Fund”)
Touchstone Dynamic Allocation Fund ("Dynamic Allocation Fund”)
Touchstone Sands Capital International Growth Fund ("Sands Capital International Growth Fund”)
Each Fund is diversified with the exception of the Sands Capital International Growth Fund which is non-diversified. Additionally, the Dynamic Allocation Fund is a “Fund of Funds”, sub-advised by Wilshire Advisors, LLC, which seeks to achieve its investment goals by primarily investing in a diversified portfolio of affiliated underlying equity and fixed income funds. These underlying funds (“Underlying Funds”), in turn, invest in a variety of U.S. and foreign equity and fixed-income securities. Under normal circumstances, the Dynamic Allocation Fund expects to invest its assets among equity and fixed-income funds in the following ranges:
	Equity Fund Allocation	Fixed Income Fund Allocation
Dynamic Allocation Fund	45-75%	25-55%
The investment goal of each of the Underlying Funds that the Dynamic Allocation Fund invested in is as follows:
Fund	Investment Goal
Touchstone Active Bond Fund	Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.
Touchstone Ares Credit Opportunities Fund	Seeks absolute total return, primarily from income and capital appreciation.
Touchstone Growth Opportunities Fund	Seeks long-term growth of capital.
Touchstone High Yield Fund	Seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
Touchstone Impact Bond Fund	Seeks high current income. Capital appreciation is secondary goal.
Touchstone International ESG Equity Fund	Seeks long-term growth of capital.
Touchstone Mid Cap Fund	Seeks long-term capital growth.
Touchstone Non-ESG Equity Fund	Seeks long-term capital growth.
Touchstone Sands Capital Emerging Markets Growth Fund	Seeks long-term capital appreciation.
Touchstone Sands Capital Select Growth Fund	Seeks long-term capital appreciation.
Touchstone Small Cap Value Fund	Seeks long-term capital growth.
Touchstone Ultra Short Duration Fixed Income Fund	Seeks maximum total return consistent with the preservation of capital.
Touchstone Value Fund	Seeks to provide investors with long-term capital growth.
Dreyfus Government Cash Management	Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Anti-Benchmark® US Core Equity Fund offers the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The Dynamic Allocation Fund offers the following classes of shares: Class A shares, Class C shares and Class Y shares. The Sands Capital International Growth Fund offers the following classes of shares: Class Y shares, Institutional Class shares and Class R6 shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

Notes to Financial Statements (Unaudited) (Continued)
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2023, for each Fund’s investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Dynamic Allocation Fund — The Dynamic Allocation Fund invests in securities of affiliated funds, the Underlying Funds. The value of an investment in the Dynamic Allocation Fund is based on the performance of the Underlying Funds in which it invests and the allocation of its assets among those funds. Because the Dynamic Allocation Fund invests in mutual funds, shareholders of the Dynamic Allocation Fund indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which it invests as well as its share of the Dynamic Allocation Fund's fees and expenses. The principal risks of an investment in the Dynamic Allocation Fund include the principal risks of investing in the Underlying Funds.

Notes to Financial Statements (Unaudited) (Continued)
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2023, the Funds did not have any securities on loan.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). There is no sales load on purchases when aggregate purchases in all Touchstone funds equal at least $1 million. The maximum offering price per share of Classes C, Y, R6 and Institutional Class shares of the Funds is equal to the NAV per share.

Notes to Financial Statements (Unaudited) (Continued)
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds may be subject to a CDSC of 1.00% if redeemed within one year from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Anti-Benchmark® US Core Equity Fund and the Sands Capital International Growth Fund declare and distribute net investment income, if any, annually as a dividend to shareholders. The Dynamic Allocation Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Funds Group Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR was a measure of the average interest rate at which major global banks can borrow from one another. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities on June 30, 2023. In addition, the U.K. Financial Conduct Authority has required the ICE Benchmark Administration Limited to continue publishing a subset of U.S. dollar LIBOR settings on a "synthetic" basis through March 2024 for the three-month sterling LIBOR setting and September 2024 for the one-, three- and six-month sterling LIBOR settings. All other market participants adopted alternative rates such as Secured Overnight Financing Rate (“SOFR”) or otherwise amended such financial instruments to include fallback provisions and other measures that contemplated the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and required changes to the applicable spreads. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.

Notes to Financial Statements (Unaudited) (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2023:
	Anti- Benchmark® US Core Equity Fund	Dynamic Allocation Fund	Sands Capital International Growth Fund
Purchases of investment securities	$6,664,343	$22,973,655	$3,022,851
Proceeds from sales and maturities	$12,746,936	$26,110,348	$3,664,452
There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended June 30, 2023.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. ("Western & Southern").
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $38,832 for the Funds’ Board for the six months ended June 30, 2023.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Anti-Benchmark® US Core Equity Fund	0.35% on the first $1 billion 0.30% on such assets over $1 billion
Dynamic Allocation Fund	0.25% on the first $1 billion 0.225% on the next $1 billion 0.20% on the next $1 billion 0.175% on such assets over $3 billion
Sands Capital International Growth Fund	0.80% on all assets
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
TOBAM S.A.S.	Wilshire Advisors, LLC	Sands Capital Management, LLC
Anti-Benchmark® US Core Equity Fund	Dynamic Allocation Fund	Sands Capital International Growth Fund
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Unaudited) (Continued)
The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Anti-Benchmark® US Core Equity Fund	0.79%	1.54%	0.54%	0.44%	—	April 29, 2024
Dynamic Allocation Fund	0.49%	1.24%	0.24%	—	—	April 29, 2024
Sands Capital International Growth Fund	—	—	0.98%	0.88%	0.82%	April 29, 2024
The Expense Limitation Agreement can be terminated with respect to a Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund’s shareholders.
During the six months ended June 30, 2023, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Anti-Benchmark® US Core Equity Fund	$—	$12,858	$67,657	$80,515
Dynamic Allocation Fund	10,334	19,659	130,055	160,048
Sands Capital International Growth Fund	7,267	14,891	70,087	92,245
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of June 30, 2023, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before September 30, 2023	Expires on or before December 31, 2023	Expires on or before December 31, 2024	Expires on or before December 31, 2025	Expires on or before December 31, 2026	Total
Anti-Benchmark® US Core Equity Fund	$22,670	$49,914	$139,222	$135,613	$70,723	$418,142
Dynamic Allocation Fund	—	65,118	145,484	206,900	79,676	497,178
Sands Capital International Growth Fund	—	—	165,985	207,863	92,245	466,093
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2023.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.

Notes to Financial Statements (Unaudited) (Continued)
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent"), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the  Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the six months ended June 30, 2023:
Fund	Amount
Anti-Benchmark® US Core Equity Fund	$ 44
Dynamic Allocation Fund	3,749
In addition, the Distributor collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended June 30, 2023:
Fund	Class C
Dynamic Allocation Fund	$ 18
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended June 30, 2023, the Funds did not engage in any Rule 17a-7 transactions.
AFFILIATED INVESTMENTS
A summary of the Dynamic Allocation Fund’s transactions in affiliated Underlying Funds during the six months ended June 30, 2023 is as follows:
Underlying Fund^	Market Value 12/31/22	Purchases at cost	Proceeds from sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Market Value 6/30/23	Dividend Income	Shares
Touchstone Active Bond Fund	$5,674,132	$2,145,642	$(335,528)	$(15,175)	$6,377	$7,475,448	$125,642	811,666
Touchstone Anti-Benchmark® International Core Equity Fund	5,211,822	50,000	(5,282,544)	(1,281,731)	1,302,453	—	—	—

Notes to Financial Statements (Unaudited) (Continued)
Underlying Fund^	Market Value 12/31/22	Purchases at cost	Proceeds from sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Market Value 6/30/23	Dividend Income	Shares
Touchstone Ares Credit Opportunities Fund	$1,262,133	$54,082	$(1,331,513)	$(139,908)	$155,206	$—	$24,082	—
Touchstone Growth Opportunities Fund	6,380,552	—	(981,455)	(25,230)	1,723,512	7,097,379	—	174,898
Touchstone High Yield Fund	3,145,883	167,232	(809,796)	(114,191)	174,734	2,563,862	87,233	348,351
Touchstone Impact Bond Fund	12,582,772	697,177	(928,252)	(131,765)	163,967	12,383,899	197,178	1,389,888
Touchstone International ESG Equity Fund	6,397,038	5,086,940	(12,300,810)	(789,093)	1,605,925	—	—	—
Touchstone Mid Cap Fund	1,271,959	10,000	(102,126)	25,733	185,536	1,391,102	—	28,700
Touchstone Non-US ESG Equity	—	12,800,000	(108,439)	1,594	427,283	13,120,438	—	569,711
Touchstone Sands Capital Emerging Markets Growth Fund	3,708,311	—	(1,379,858)	(508,268)	809,841	2,630,026	—	190,168
Touchstone Sands Capital Select Growth Fund	3,385,462	—	(693,255)	(191,450)	1,279,833	3,780,590	—	296,284
Touchstone Small Cap Value Fund	671,293	610,000	(591,516)	(51,948)	12,424	650,253	—	19,861
Touchstone Ultra Short Duration Fixed Income Fund	1,892,597	149,153	(123,128)	(2,713)	8,690	1,924,599	—	213,370
Touchstone Value Fund	10,862,784	1,203,429	(1,142,128)	47,022	224,568	11,195,675	93,428	1,090,134
Total:	$62,446,738	$22,973,655	$(26,110,348)	$(3,177,123)	$8,080,349	$64,213,271	$527,563
^	All affiliated underlying fund investments are invested in the Institutional Class, unless otherwise indicated.
5. Liquidity
ReFlow Fund LLC - The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended June 30, 2023, the Funds did not utilize ReFlow.
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2023, the program was not utilized.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at

Notes to Financial Statements (Unaudited) (Continued)
least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years or periods ended December 31, 2022 and December 31, 2021 are as follows:
	Anti-Benchmark® US Core Equity Fund		Dynamic Allocation Fund		Sands Capital International Growth Fund
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Period Ended December 31, 2021(A)
From ordinary income	$1,186,021	$1,349,320	$1,735,216	$2,665,675	$—	$—
From long-term capital gains	4,312,476	—	1,667,588	2,041,171	—	—
Total distributions	$5,498,497	$1,349,320	$3,402,804	$4,706,846	$—	$—
(A)	Represents the period from commencement of operations (March 8, 2021) through December 31, 2021.
The following information is computed on a tax basis for each item as of December 31, 2022:
	Anti-Benchmark® US Core Equity Fund	Dynamic Allocation Fund	Sands Capital International Growth Fund
Tax cost of portfolio investments	$20,561,368	$70,486,835	$24,367,755
Gross unrealized appreciation on investments	3,812,258	1,674,591	718,949
Gross unrealized depreciation on investments	(1,247,239)	(9,220,793)	(5,479,326)
Net unrealized appreciation (depreciation) on investments	2,565,019	(7,546,202)	(4,760,377)
Gross unrealized appreciation on foreign currency transactions	—	—	154
Gross unrealized depreciation on foreign currency transactions	(1)	—	(29)
Net unrealized appreciation (depreciation) on foreign currency transactions	(1)	—	125
Capital loss carryforwards	(2,230,889)	(190,030)	(17,546,822)
Qualified late year losses	—	—	(1,229)
Undistributed ordinary income	389,849	—	—
Other temporary differences	(2,075)	—	—
Accumulated earnings (deficit)	$721,903	$(7,736,232)	$(22,308,303)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.
As of December 31, 2022, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Anti-Benchmark® US Core Equity Fund*	$ 1,375,792	$ 855,097	$ 2,230,889
Dynamic Allocation Fund	190,030	—	190,030
Sands Capital International Growth Fund	10,609,710	6,937,112	17,546,822
*	Future utilization is limited under current tax law.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Notes to Financial Statements (Unaudited) (Continued)
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2022, the following Funds elected to defer the following losses:
Fund	Realized Capital Losses	Ordinary Losses	Total
Sands Capital International Growth Fund	$ —	$ 1,229	$ 1,229
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of June 30, 2023, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other*	Gross Unrealized Depreciation on Other*	Net Unrealized Appreciation (Depreciation)
Anti-Benchmark® US Core Equity Fund	$14,272,463	$2,719,689	$(472,836)	$—	$—	$2,246,853
Dynamic Allocation Fund	63,390,612	3,623,873	(2,288,448)	—	—	1,335,425
Sands Capital International Growth Fund	22,366,902	2,110,547	(3,038,430)	102	(394)	(928,175)
*	Other includes Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Notes to Financial Statements (Unaudited) (Continued)
Risks Associated with Cyber Security - With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cyber security incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. Over the past several years, the U.S. Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the U.S. Federal Reserve, which has raised, and may continue to raise, interest rates. Such increases which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly, which may negatively impact the Fund's performance.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. At a meeting held on February 16, 2023, the Board of Trustees (the “Board”) of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that provides for the conversion of the Dynamic Allocation Fund (the “Target Fund”), a mutual fund series of the Trust, from a mutual fund to an exchange-traded fund (an “ETF”) through the reorganization of the Target Fund into a newly-created ETF series (the "Acquiring Fund") of the Touchstone ETF Trust (the “Reorganization”). A combined Form N-14 proxy statement/prospectus (the “Proxy Statement”) dated July 20, 2023 providing information on the Acquiring Fund and the Reorganization, and including the Plan of Reorganization, was mailed to shareholders of record of the Target Fund. A special meeting of shareholders of the Target Fund is expected to be held in the third quarter of 2023 (the "Special Meeting"), at which shareholders of record of the Target Fund will be asked to vote on the proposal to approve the Reorganization. If the Target Fund's shareholders approve the Plan of Reorganization, then shareholders of the Target Fund will receive shares of the Acquiring Fund having the same aggregate net asset value as the shares of the Target Fund they hold on the date of the Reorganization. The Reorganization is expected to be treated as a tax-free reorganization for federal income tax purposes. Subject to shareholder approval, the Reorganization is expected to occur in the fourth quarter of 2023. The Adviser has agreed to assume all of the costs of the Reorganization.
At a meeting of the Board of the Trust held on May 18, 2023, the Board approved a plan to close and liquidate the Sands Capital International Growth Fund. The Fund is expected to be closed and liquidated on or about September 6, 2023 (the "Liquidation Date"). In making its decision, the Board carefully considered the recommendation by the Adviser, to close and liquidate the Fund due to various factors, including the Fund's small size and limited growth potential.

Notes to Financial Statements (Unaudited) (Continued)
There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2023” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized June 30, 2023	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023*
Anti-Benchmark® US Core Equity Fund
Class A	Actual	0.79%	$1,000.00	$992.20	$3.90
Class A	Hypothetical	0.79%	$1,000.00	$1,020.88	$3.96
Class C	Actual	1.54%	$1,000.00	$988.70	$7.59
Class C	Hypothetical	1.54%	$1,000.00	$1,017.16	$7.70
Class Y	Actual	0.54%	$1,000.00	$993.30	$2.67

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized June 30, 2023	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023*
Class Y	Hypothetical	0.54%	$1,000.00	$1,022.12	$2.71
Institutional Class	Actual	0.44%	$1,000.00	$1,002.80	$2.18
Institutional Class	Hypothetical	0.44%	$1,000.00	$1,022.61	$2.21
Dynamic Allocation Fund
Class A	Actual	0.49%	$1,000.00	$1,087.00	$2.54
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46
Class C	Actual	1.24%	$1,000.00	$1,082.50	$6.40
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21
Class Y	Actual	0.24%	$1,000.00	$1,088.30	$1.24
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20
Sands Capital International Growth Fund
Class Y	Actual	0.98%	$1,000.00	$1,134.10	$5.19
Class Y	Hypothetical	0.98%	$1,000.00	$1,019.93	$4.91
Institutional Class	Actual	0.88%	$1,000.00	$1,133.70	$4.66
Institutional Class	Hypothetical	0.88%	$1,000.00	$1,020.43	$4.41
Class R6	Actual	0.82%	$1,000.00	$1,133.70	$4.34
Class R6	Hypothetical	0.82%	$1,000.00	$1,020.73	$4.11
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 12, 2022 through May 12, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated adequately and effectively in promoting effective liquidity risk management for the Funds.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-54CC-TST-SAR-2306

(b)   Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	08/30/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	08/30/2023

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date:	08/30/2023

* Print the name and title of each signing officer under his or her signature.